Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - AUD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Trade And Other Current Receivables [Abstract]
R&D grant receivable	$ 907	$ 4,121	$ 4,233
Settlement Receivable			109
Receivables	2,709	134	64
Total trade and other receivables	$ 3,616	$ 4,255	$ 4,406